EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
EMPLOYEE BENEFIT PLANS
Accumulated Benefit Obligation					$ 111,108	$ 102,680
Changes in projected benefit obligations
Projected benefit obligation at beginning of year			$ 111,108	$ 102,680	102,680	112,062
Interest cost	$ 1,171	$ 1,201	2,342	2,402	4,763	4,339	$ 4,498
Actuarial (gain) loss					10,787	(9,320)
Benefits paid					(7,122)	(4,401)
Projected benefit obligation at end of year					111,108	102,680	112,062
Change in plan assets
Fair value of plan assets at beginning of year			108,157	96,818	96,818	86,718
Actual return on plan assets					11,132	12,369
Employer contribution					7,329	2,132
Benefits paid					(7,122)	(4,401)
Fair value of plan assets at end of year					108,157	96,818	$ 86,718
Funded status of the plan at end of year					(2,951)	(5,862)
Amounts Recognized in the Consolidated Balance Sheets
Accrued liabilities					(62)	(145)
Noncurrent liabilities-other					(2,889)	(5,717)
Net amount recognized					(2,951)	(5,862)
Amounts recognized in accumulated other comprehensive income and not yet reflected in net periodic benefit cost
Net actuarial loss					(23,405)	$ (19,210)
Net actuarial loss, which is expected to be amortized in next year's periodic benefit cost					$ 1,200
Weighted average assumptions used for the pension calculations
Discount rate for net periodic benefit costs (as a percent)					4.80%	4.06%	4.33%
Discount rate for year-end obligations (as a percent)					4.32%	4.80%	4.06%
Expected return on plan assets (as a percent)					6.61%	7.06%	7.16%
Components of the net periodic pension expense (benefit)
Interest cost	1,171	1,201	2,342	2,402	$ 4,763	$ 4,339	$ 4,498
Expected return on plan assets	(1,743)	(1,664)	(3,486)	(3,328)	(6,789)	(6,099)	(5,463)
Amortization of prior service cost						1	2
Recognized net actuarial loss	309	229	618	458	873	2,372	3,567
Pension settlement charges					1,376
Net pension expense (benefit)	$ (263)	$ (234)	$ (526)	$ (468)	223	$ 613	$ 2,604
Expected benefits to be paid from the Pension Plan
2015					5,510
2016					6,416
2017					5,642
2018					6,999
2019					7,559
2020-2024					36,032
Total					$ 68,158
PLAN ASSETS
Target Allocation (as a percent)					100.00%
Percentage of Plan Assets					100.00%	100.00%
Estimated contributions
PLAN ASSETS
Estimated contribution by the employer in next fiscal year to Pension Plan					$ 100
U.S. equities
PLAN ASSETS
Target Allocation (as a percent)					55.00%
Percentage of Plan Assets					61.00%	58.00%
International equities
PLAN ASSETS
Target Allocation (as a percent)					15.00%
Percentage of Plan Assets					12.00%	13.00%
Fixed income
PLAN ASSETS
Target Allocation (as a percent)					27.00%
Percentage of Plan Assets					25.00%	27.00%
Real estate and other
PLAN ASSETS
Target Allocation (as a percent)					3.00%
Percentage of Plan Assets					2.00%	2.00%